Cover	Oct. 24, 2024	Oct. 18, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 24, 2024
Entity Registrant Name	COMMUNITY WEST BANCSHARES
Entity Incorporation, State or Country Code	CA
Entity File Number	000-31977
Entity Tax Identification Number	77-0539125
Entity Address, Address Line One	7100 N. Financial Dr., Ste. 101
Entity Address, City or Town	Fresno
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93720
City Area Code	559
Local Phone Number	298-1775
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag	false
Entity Central Index Key	0001127371
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CWBC
Security Exchange Name	NASDAQ